Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Apr. 30, 2013
Guarantor and Non Guarantor Financial Information [Abstract]
CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,447.6	$1,296.4	$5,430.3	$(5,276.6)	$5,897.7
Cost of products sold	3,957.3	1,190.6	4,015.0	(5,292.8)	3,870.1

Gross Profit	490.3	105.8	1,415.3	16.2	2,027.6
Selling, distribution, and administrative expenses, restructuring, merger and integration costs, and other special project costs	199.0	42.9	781.5	—	1,023.4
Amortization	4.8	—	92.0	—	96.8
Other operating (income) expense – net	(2.7)	(2.2)	1.9	—	(3.0)

Operating Income	289.2	65.1	539.9	16.2	910.4
Interest (expense) income – net	(94.4)	1.2	(0.2)	—	(93.4)
Other income (expense) – net	0.7	1.1	(1.5)	—	0.3
Equity in net earnings of subsidiaries	408.6	156.7	66.4	(631.7)	—

Income Before Income Taxes	604.1	224.1	604.6	(615.5)	817.3
Income taxes	59.9	0.4	212.8	—	273.1

Net Income	$544.2	$223.7	$391.8	$(615.5)	$544.2
Other comprehensive income, net of tax	7.4	9.0	4.1	(13.1)	7.4

Comprehensive Income	$551.6	$232.7	$395.9	$(628.6)	$551.6

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,302.7	$1,547.8	$3,822.4	$(4,147.1)	$5,525.8
Cost of products sold	3,741.0	1,408.8	2,682.7	(4,151.9)	3,680.6

Gross Profit	561.7	139.0	1,139.7	4.8	1,845.2
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243.4	61.5	660.3	—	965.2
Amortization and impairment charges	11.2	—	81.5	—	92.7
Other operating (income) expense – net	(1.3)	(1.3)	11.6	—	9.0

Operating Income	308.4	78.8	386.3	4.8	778.3
Interest (expense) income – net	(80.7)	3.0	(2.1)	—	(79.8)
Other income (expense) – net	1,404.4	0.4	(3.6)	(1,398.5)	2.7
Equity in net earnings of subsidiaries	(1,095.0)	184.2	79.2	831.6	—

Income Before Income Taxes	537.1	266.4	459.8	(562.1)	701.2
Income taxes	77.3	1.2	163.0	—	241.5

Net Income	$459.8	$265.2	$296.8	$(562.1)	$459.7
Other comprehensive loss, net of tax	(87.7)	(23.1)	(49.8)	73.0	(87.6)

Comprehensive Income	$372.1	$242.1	$247.0	$(489.1)	$372.1

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,880.9	$2,805.6	$3,759.8	$(5,620.6)	$4,825.7
Cost of products sold	3,196.8	2,546.5	2,884.8	(5,600.9)	3,027.2

Gross Profit	684.1	259.1	875.0	(19.7)	1,798.5
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216.7	79.3	626.2	—	922.2
Amortization and impairment charges	5.2	64.6	21.6	—	91.4
Other operating (income) expense – net	(0.7)	(2.6)	3.9	—	0.6

Operating Income	462.9	117.8	223.3	(19.7)	784.3
Interest (expense) income – net	(67.7)	3.4	(2.8)	—	(67.1)
Other (expense) income – net	(1.3)	1.7	(0.4)	—	—
Equity in net earnings of subsidiaries	203.1	83.9	67.3	(354.3)	—

Income Before Income Taxes	597.0	206.8	287.4	(374.0)	717.2
Income taxes	117.5	21.8	98.4	—	237.7

Net Income	$479.5	$185.0	$189.0	$(374.0)	$479.5
Other comprehensive income (loss), net of tax	24.2	(45.9)	30.6	15.3	24.2

Comprehensive Income	$503.7	$139.1	$219.6	$(358.7)	$503.7

CONDENSED CONSOLIDATED BALANCE SHEETS

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108.0	$—	$148.4	$—	$256.4
Inventories	—	225.9	733.2	(13.6)	945.5
Other current assets	320.4	3.3	69.6	—	393.3

Total Current Assets	428.4	229.2	951.2	(13.6)	1,595.2
Property, Plant, and Equipment – Net	230.9	445.1	466.5	—	1,142.5
Investments in Subsidiaries	7,950.9	3,856.6	146.6	(11,954.1)	—
Intercompany	(2,504.5)	324.8	941.3	1,238.4	—
Other Noncurrent Assets
Goodwill	1,082.0	—	1,970.9	—	3,052.9
Other intangible assets – net	509.8	—	2,579.6	—	3,089.4
Other noncurrent assets	72.0	13.7	66.1	—	151.8

Total Other Noncurrent Assets	1,663.8	13.7	4,616.6	—	6,294.1

Total Assets	$7,769.5	$4,869.4	$7,122.2	$(10,729.3)	$9,031.8

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$317.8	$104.9	$174.1	$—	$596.8
Noncurrent Liabilities
Long-term debt	1,967.8	—	—	—	1,967.8
Deferred income taxes	97.5	—	889.7	—	987.2
Other noncurrent liabilities	237.6	18.1	75.5	—	331.2

Total Noncurrent Liabilities	2,302.9	18.1	965.2	—	3,286.2

Total Liabilities	2,620.7	123.0	1,139.3	—	3,883.0

Total Shareholders’ Equity	5,148.8	4,746.4	5,982.9	(10,729.3)	5,148.8

Total Liabilities and Shareholders’ Equity	$7,769.5	$4,869.4	$7,122.2	$(10,729.3)	$9,031.8

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108.3	$—	$121.4	$—	$229.7
Inventories	—	161.5	815.0	(14.9)	961.6
Other current assets	334.2	3.5	114.5	—	452.2

Total Current Assets	442.5	165.0	1,050.9	(14.9)	1,643.5
Property, Plant, and Equipment – Net	220.4	389.1	486.6	—	1,096.1
Investments in Subsidiaries	7,544.3	3,688.9	104.1	(11,337.3)	—
Intercompany	(1,859.8)	552.2	598.5	709.1	—
Other Noncurrent Assets
Goodwill	981.6	—	2,073.0	—	3,054.6
Other intangible assets – net	435.7	—	2,751.3	—	3,187.0
Other noncurrent assets	60.0	11.1	62.9	—	134.0

Total Other Noncurrent Assets	1,477.3	11.1	4,887.2	—	6,375.6

Total Assets	$7,824.7	$4,806.3	$7,127.3	$(10,643.1)	$9,115.2

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$323.6	$101.7	$191.6	$—	$616.9
Noncurrent Liabilities
Long-term debt	2,020.5	—	—	—	2,020.5
Deferred income taxes	104.8	0.3	887.6	—	992.7
Other noncurrent liabilities	212.4	20.0	89.3	—	321.7

Total Noncurrent Liabilities	2,337.7	20.3	976.9	—	3,334.9

Total Liabilities	2,661.3	122.0	1,168.5	—	3,951.8

Total Shareholders’ Equity	5,163.4	4,684.3	5,958.8	(10,643.1)	5,163.4

Total Liabilities and Shareholders’ Equity	$7,824.7	$4,806.3	$7,127.3	$(10,643.1)	$9,115.2

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$206.6	$53.9	$595.3	$—	$855.8

Investing Activities
Additions to property, plant, and equipment	(33.6)	(103.1)	(69.8)	—	(206.5)
Proceeds from disposal of property, plant, and equipment	—	0.1	3.2	—	3.3
Other – net	(9.5)	3.4	23.7	—	17.6

Net Cash Used for Investing Activities	(43.1)	(99.6)	(42.9)	—	(185.6)

Financing Activities
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(222.8)	—	—	—	(222.8)
Purchase of treasury shares	(364.2)	—	—	—	(364.2)
Proceeds from stock option exercises	2.2	—	—	—	2.2
Investments in subsidiaries	2.1	(181.7)	179.6	—	—
Intercompany	465.4	227.4	(692.8)	—	—
Other – net	3.5	—	(9.7)	—	(6.2)

Net Cash (Used for) Provided by Financing Activities	(163.8)	45.7	(522.9)	—	(641.0)
Effect of exchange rate changes on cash	—	—	(2.5)	—	(2.5)

Net (decrease) increase in cash and cash equivalents	(0.3)	—	27.0	—	26.7
Cash and cash equivalents at beginning of year	108.3	—	121.4	—	229.7

Cash and Cash Equivalents at End of Year	$108.0	$—	$148.4	$—	$256.4

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$1,622.9	$165.0	$(1,057.0)	$—	$730.9

Investing Activities
Businesses acquired, net of cash acquired	—	—	(737.3)	—	(737.3)
Additions to property, plant, and equipment	(53.0)	(133.6)	(87.6)	—	(274.2)
Equity investment in affiliate	—	—	(35.9)	—	(35.9)
Proceeds from divestiture	—	—	9.3	—	9.3
Sales and maturities of marketable securities	18.6	—	—	—	18.6
Proceeds from disposal of property, plant, and equipment	0.2	0.4	3.4	—	4.0
Other – net	—	(3.5)	(16.9)	—	(20.4)

Net Cash Used for Investing Activities	(34.2)	(136.7)	(865.0)	—	(1,035.9)

Financing Activities
Proceeds from long-term debt	748.6	—	—	—	748.6
Quarterly dividends paid	(213.7)	—	—	—	(213.7)
Purchase of treasury shares	(315.8)	—	—	—	(315.8)
Proceeds from stock option exercises	2.8	—	—	—	2.8
Investments in subsidiaries	(2,935.4)	3,691.9	(756.5)	—	—
Intercompany	1,028.6	(3,720.2)	2,691.6	—	—
Other – net	(2.3)	—	—	—	(2.3)

Net Cash (Used for) Provided by Financing Activities	(1,687.2)	(28.3)	1,935.1	—	219.6
Effect of exchange rate changes on cash	—	—	(4.7)	—	(4.7)

Net (decrease) increase in cash and cash equivalents	(98.5)	—	8.4	—	(90.1)
Cash and cash equivalents at beginning of year	206.8	—	113.0	—	319.8

Cash and Cash Equivalents at End of Year	$108.3	$—	$121.4	$—	$229.7

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$212.4	$93.0	$86.2	$—	$391.6

Investing Activities
Additions to property, plant, and equipment	(59.1)	(53.4)	(67.6)	—	(180.1)
Purchases of marketable securities	(75.6)	—	—	—	(75.6)
Sales and maturities of marketable securities	57.1	—	—	—	57.1
Proceeds from disposal of property, plant, and equipment	1.1	0.3	4.4	—	5.8
Other – net	—	—	(0.1)	—	(0.1)

Net Cash Used for Investing Activities	(76.5)	(53.1)	(63.3)	—	(192.9)

Financing Activities
Repayments of long-term debt	(10.0)	—	—	—	(10.0)
Proceeds from long-term debt	400.0	—	—	—	400.0
Quarterly dividends paid	(194.0)	—	—	—	(194.0)
Purchase of treasury shares	(389.1)	—	—	—	(389.1)
Proceeds from stock option exercises	14.5	—	—	—	14.5
Investments in subsidiaries	419.9	(17.5)	(402.4)	—	—
Intercompany	(395.7)	(22.4)	418.1	—	—
Other – net	7.6	—	0.6	—	8.2

Net Cash (Used for) Provided by Financing Activities	(146.8	(39.9)	16.3	—	(170.4)
Effect of exchange rate changes on cash	—	—	7.9	—	7.9

Net (decrease) increase in cash and cash equivalents	(10.9)	—	47.1	—	36.2
Cash and cash equivalents at beginning of year	217.7	—	65.9	—	283.6

Cash and Cash Equivalents at End of Year	$206.8	$—	$113.0	$—	$319.8

( )	Denotes use of cash